Loans Payable - Schedule of Aggregate Loan Principal Payments on Long-term Loans and Borrowings (Details) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Debt Disclosure [Abstract]
within 1 year	¥ 910,882	$ 139,599
between 1-2 year	0	0
Thereafter	0	0
Long-term Debt	¥ 910,882	$ 139,599